Non - redeemable Preferred Stock, Common Stock and Other Stockholders' Equity (Details Textual) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended			1 Months Ended	2 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Nov. 09, 2012	Dec. 31, 2011	Nov. 04, 2011	Dec. 31, 2012 Two Thousand Eight Stock Incentive Plan [Member]	Dec. 31, 2012 Minimum [Member] Two Thousand Eight Stock Incentive Plan [Member]	Dec. 31, 2012 Maximum [Member] Two Thousand Eight Stock Incentive Plan [Member]	Dec. 31, 2012 Series E Warrant [Member]	Nov. 09, 2012 Series E Warrant [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 Employee Stock Purchase Plan [Member]	Nov. 30, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Nov. 09, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member] Series E Warrant [Member]	May 05, 1998 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]
Non-redeemable preferred stock common stock and other stockholders' equity (Textual) [Abstract]
Sale price of common shares subject to the liquidation Put																							$ 16.00
Minimum closing sales price of common stock to issue termination notice to put holders																							$ 32
Common stock and warrants Sold	4,071,005																	424,000				1,199,684
Price exceeds on number of days																							20 days
Liquidation put shares no longer held by original holders																							399,950
Common stock, shares outstanding		27,643,000		27,637,000
Remaining shares of common stock subject to the liquidation put		763,954
Stock options generally vest over							3 years	4 years
Expired						10 years
Shares of common stock that may be issued under 2008 Stock Incentive Plan						3,700,000
Minimum option exercise price as a percentage of fair value of common stock						100.00%
Minimum option exercise price as a percentage of fair value of common stock for 10% holders						110.00%
Minimum voting power of company held by holders subject to higher option exercise price						10.00%
Common stock options outstanding		5,656,000		5,943,000		3,880,054
Common shares available for grant		2,098,208
Maximum % of employee base pay that may be used to purchase stock under Employee Stock Purchase Plan													15.00%
Percentage of Market Value of Common Stock on Commencement of Offering Period													85.00%
Common stock shares under stock purchase plan						500,000							500,000
Minimum Percentage Voting Stock that Prevents Employee Stock Purchase Plan Participation													5.00%
Percentage of fair market value of common stock used as option price													85.00%
Common stock share issued													4,746	26,155	43,496
Shares issued		27,643,000		27,637,000
Common stock price			$ 0.70	$ 1.05	$ 1.92
Preferred stock, shares issued											1,000	1,000				424,242	424,000	424,000		0
Preferred stock, shares designated		1,124,260									1,500,000	1,500,000					424,000	424,000		0
Preferred stock, shares authorized		5,000,000
Preferred Stock, shares outstanding											1,000	1,000					424,000	424,000		0
Annual percentage of dividend of preferred stock											1.00%					4.60%	4.60%
Preferred stock dividend rate percentage if shareholders approve																		8.00%
Purchase price of the Series E preferred stock																			$ 14.00
Minimum number of shares of Series E preferred stock outstanding to maintain protective provisions																		84,849
Series E preferred stock conversion price																		$ 0.70
Series E Preferred stock, convertible into common stock		20
Percentage of outstanding common stock		19.99%																35.00%
Minimum percentage of Series E preferred stock conversion price for redemption of stock		400.00%
Fair value of warrants									$ 2,322,000									$ 2,322,000
Beneficial conversion feature																		1,262,000
Series E warrants issued, shares																					8,484,840
Fair value of Series E warrants										2,949,000
Non redeemable preferred stock common stock and other stockholders equity (Additional Textual) [Abstract]
Amount paid for warrants		$ 1,061,000
Series A preferred stock liquidation preference per share		$ 1
Series A Preferred stock conversion price per share		$ 34.00
Voting power limit prior to shareholder approval		19.99%
Voting power limit after shareholder approval		25.00%
Percentage Series E shareholder consent needed to dilute protective provisions		51.00%
Minimum number of trading days used to determine if Series E preferred stock may be redeemed		20 days
Trading days of common stock		30 days